Income Taxes (Tables)	12 Months Ended
Oct. 03, 2020
Income Tax Disclosure [Abstract]
(Loss) Income Before Income Taxes

Income (Loss) Before Income Taxes	2020	2019	2018

Domestic (including U.S. exports)	$4,706	$12,389	$12,914
Foreign subsidiaries(1)	(6,449)	1,534	1,815
Total income (loss) from continuing operations	(1,743)	13,923	14,729
Income (loss) from discontinued operations	(42)	726	—
	$(1,785)	$14,649	$14,729
(1) Includes goodwill and intangible asset impairment in fiscal 2020.

Income Tax Expense (Benefit)

Income Tax Expense (Benefit)
Current	2020	2019	2018
Federal	$95	$14	$2,240
State	148	112	362
Foreign(1)	731	824	642
	974	950	3,244
Deferred
Federal(2)	279	1,829	(1,577)
State	(29)	259	(20)
Foreign(3)	(525)	(12)	16
	(275)	2,076	(1,581)
Income tax expense from continuing operations	699	3,026	1,663
Income tax expense from discontinued operations	(10)	39	—
	$689	$3,065	$1,663
(1)Includes foreign withholding taxes.
(2)Includes the Tax Act Deferred Remeasurement in fiscal 2018.
(3)Includes the tax effect of the intangible impairment in fiscal 2020.

Schedule of Deferred Tax Assets and Liabilities

Components of Deferred Tax (Assets) and Liabilities	October 3, 2020	September 28, 2019

Deferred tax assets
Net operating losses and tax credit carryforwards(1)	$(3,137)	$(2,181)
Accrued liabilities	(2,952)	(2,575)
Lease liabilities	(825)	(23)
Other	(652)	(540)
Total deferred tax assets	(7,566)	(5,319)
Deferred tax liabilities
Depreciable, amortizable and other property	8,574	7,710
Investment in U.S. entities	1,956	2,258
Right-of-use assets	740	—
Licensing revenues	189	573
Investment in foreign entities	266	146
Other	390	212
Total deferred tax liabilities	12,115	10,899
Net deferred tax liability before valuation allowance	4,549	5,580
Valuation allowance	2,410	1,912
Net deferred tax liability	$6,959	$7,492
(1)As of October 3, 2020 and September 28, 2019, includes approximately $1.4 billion and $1.0 billion, respectively, of International Theme Park net operating losses and approximately $0.7 billion and $0.2 billion, respectively of foreign tax credits in the U.S. The International Theme Park net operating losses are primarily in France and, to a lesser extent, Hong Kong and China. Losses in France and Hong Kong have an indefinite carryforward period and losses in China have a five-year carryforward period. Foreign tax credits in the U.S. have a ten-year carryforward period.

Summary of Valuation Allowance
The following table details the change in valuation allowance for fiscal 2020, 2019 and 2018 (in billions):

	Balance at Beginning of Period	Charges to Tax Expense	Changes Due to TFCF Acquisition	Balance at End of Period
Year ended October 3, 2020	$1.9	$0.6	$(0.1)	$2.4
Year ended September 28, 2019	1.4	(0.1)	0.6	1.9
Year ended September 29, 2018	1.7	(0.3)	—	1.4

Reconciliation of Effective Income Tax Rate to Federal Rate

	2020	2019	2018
Federal income tax rate	21.0%	21.0%	24.5%
State taxes, net of federal benefit	3.4	2.2	1.9
Foreign derived income	—	(1.1)	—
Domestic production activity deduction	—	—	(1.4)
Goodwill impairment	(41.1)	—	—
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate	(13.2)	0.1	(1.1)
Legislative changes	4.4	(0.3)	(11.5)
Valuation allowance	(14.6)	0.1	0.4
Other, including tax reserves and related interest	—	(0.3)	(1.5)
	(40.1%)	21.7%	11.3%

Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits, Excluding Related Accrual for Interest
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, excluding the related accrual for interest, is as follows:

	2020	2019	2018
Balance at the beginning of the year	$2,952	$648	$832
Increases due to acquisitions	34	2,728	—
Increases for current year tax positions	26	84	64
Increases for prior year tax positions	134	143	48
Decreases in prior year tax positions	(99)	(61)	(135)
Settlements with taxing authorities	(307)	(590)	(161)
Balance at the end of the year	$2,740	$2,952	$648